Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($)			3 Months Ended
	Feb. 12, 2020	Mar. 29, 2018	Mar. 31, 2020	Mar. 31, 2019
Statement of Cash Flows [Abstract]
Offering costs	$ 920,000	$ 58,798	$ 920,000	$ 920,000